Debt and Credit Agreements - Schedule of Standby Credit Facilities (Details) - Revolving Credit Facility [Member] $ in Millions	Dec. 31, 2023 CAD ($)
Debt Instrument [Line Items]
Total Amount	$ 2,300
Amount Drawn	$ 0